Properties, Plants and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Properties, Plants and Equipment	Properties, Plants and Equipment
The components of properties, plants and equipment are as follows:

	December 31,
	2021	2020
	(In thousands)
Land, buildings and improvements	$607,554	$517,829
Refining facilities	4,839,926	4,202,524
Pipelines and terminals	1,956,008	1,786,279
Transportation vehicles	27,809	26,715
Other fixed assets	306,606	400,159
Construction in progress	710,304	366,011
	8,448,207	7,299,517
Accumulated depreciation	(3,033,353)	(2,726,378)
	$5,414,854	$4,573,139

We capitalized interest attributable to construction projects of $15.2 million, $4.1 million and $2.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Depreciation expense was $329.4 million, $333.0 million and $334.2 million for the years ended December 31, 2021, 2020 and 2019, respectively.